CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 24, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Jan. 29, 2025
IfrsStatementLineItems [Line Items]
Sale of stock					524,390
aggregate proceeds					$ 2,150,000
Additional shares issued				52,254
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold		9,331	8,308
Net proceeds from sale	$ 700,000	$ 900,000